SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 17, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents held outside the trust account	$ 0			$ 0	$ 0
Cash held outside the trust Account	826,465			$ 1,287,234	$ 1,287,234
Cash and Investments Held in Trust Account [Abstract]
Cash held in trust account	753
U.S. Treasury Money Market Mutual Funds held in trust account	$ 230,006,014
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption (in shares)	19,623,614			19,471,900	19,471,900
Offering Costs [Abstract]
Offering Costs	$ 12,368,806					$ 12,948,806
Income Taxes [Abstract]
Unrecognized tax benefits	0			$ 0	$ 0
Accrued interest and penalties	0			0	0
Numerator [Abstract]
Interest Income	37,387			53,249
Net income (loss)	$ 1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Liquidity and Going Concern [Abstract]
Conversion price (in dollars per share)	$ 1.00
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Liquidity and Going Concern [Abstract]
Loans that can be converted into Warrants at lenders' discretion	$ 1,500,000
Redeemable Class A Common Stock [Member]
Numerator [Abstract]
Interest Income	37,387				53,249
Less: Income and franchise tax	(37,387)				(53,249)
Net Earnings	$ 0				0
Denominator [Abstract]
Basic weighted average shares outstanding of common stock (in shares)	23,000,000
Diluted weighted average shares outstanding of common stock (in shares)	23,000,000
Basic net income per share (in dollars per share)	$ 0
Diluted net income per share (in dollars per share)	$ 0
Redeemable Class A Common Stock [Member] | Warrants [Member]
Net Income (Loss) per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,100,000			18,100,000
Warrant exercise price (in dollars per share)						$ 11.50
Non-Redeemable Class B Common Stock [Member]
Numerator [Abstract]
Net income (loss)	$ 1,517,138				(8,247,187)
Net Earnings	0				0
Non-Redeemable Net Earnings (Loss)	$ 1,517,138				$ (8,247,187)
Denominator [Abstract]
Basic weighted average shares outstanding of common stock (in shares)	5,750,000
Diluted weighted average shares outstanding of common stock (in shares)	5,750,000
Basic net income per share (in dollars per share)	$ 0.26
Diluted net income per share (in dollars per share)	$ 0.26